Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
TransDigm Group Inc.	20,404	$13,125,485

Automobiles — 1.9%
Tesla Inc.(a)(b)	37,692	24,521,284

Beverages — 1.8%
Brown-Forman Corp., Class A	39,735	2,553,769
Brown-Forman Corp., Class B, NVS	129,781	8,778,387
Monster Beverage Corp.(a)	182,594	12,160,760

		23,492,916

Biotechnology — 1.1%
Vertex Pharmaceuticals Inc.(a)	63,590	14,438,110

Capital Markets — 3.5%
CME Group Inc.	74,643	16,205,742
Moody’s Corp.	53,178	13,655,578
S&P Global Inc.	54,256	15,936,615

		45,797,935

Chemicals — 3.4%
Ecolab Inc.	70,954	13,914,789
Linde PLC	87,817	17,838,267
Sherwin-Williams Co. (The)	23,070	12,849,759

		44,602,815

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	111,948	11,135,468

Entertainment — 2.7%
Electronic Arts Inc.(a)	113,781	12,279,245
Netflix Inc.(a)	66,418	22,920,188

		35,199,433

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Tower Corp.	79,619	18,450,907
Crown Castle International Corp.	104,273	15,624,266
Equinix Inc.	23,907	14,098,675

		48,173,848

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	67,415	20,596,631

Health Care Equipment & Supplies — 8.4%
Abbott Laboratories	249,570	21,747,530
Baxter International Inc.	153,322	13,679,389
Boston Scientific Corp.(a)	320,308	13,411,296
Danaher Corp.	114,357	18,396,610
Edwards Lifesciences Corp.(a)	57,207	12,577,531
Intuitive Surgical Inc.(a)	25,482	14,264,314
Stryker Corp.	72,144	15,200,741

		109,277,411

Health Care Providers & Services — 2.3%
UnitedHealth Group Inc.	108,166	29,469,827

Hotels, Restaurants & Leisure — 3.2%
Hilton Worldwide Holdings Inc.	110,764	11,940,359
Starbucks Corp.	200,308	16,992,128
Yum! Brands Inc.	118,633	12,547,812

		41,480,299

Industrial Conglomerates — 1.0%
Roper Technologies Inc.(b)	35,247	13,452,370

Security	Shares	Value

Insurance — 1.1%
Aon PLC	64,519	$14,210,310

Interactive Media & Services — 9.8%
Alphabet Inc., Class A(a)	27,233	39,018,898
Alphabet Inc., Class C, NVS(a)	27,165	38,960,858
Facebook Inc., Class A(a)	239,259	48,308,784

		126,288,540

Internet & Direct Marketing Retail — 7.1%
Amazon.com Inc.(a)	38,340	77,014,325
Booking Holdings Inc.(a)(b)	8,110	14,845,760

		91,860,085

IT Services — 10.5%
Automatic Data Processing Inc.	90,523	15,514,737
Fiserv Inc.(a)	126,301	14,980,562
Global Payments Inc.	76,705	14,991,992
Mastercard Inc., Class A	102,253	32,305,813
PayPal Holdings Inc.(a)	180,909	20,603,726
Visa Inc., Class A	186,648	37,137,352

		135,534,182

Life Sciences Tools & Services — 3.4%
Illumina Inc.(a)	40,830	11,843,558
IQVIA Holdings Inc.(a)	79,727	12,377,617
Thermo Fisher Scientific Inc.	61,287	19,194,475

		43,415,650

Media — 2.1%
Charter Communications Inc., Class A(a)	32,333	16,731,034
Sirius XM Holdings Inc.	1,478,351	10,451,942

		27,182,976

Multiline Retail — 1.0%
Dollar General Corp.	81,460	12,496,779

Personal Products — 1.0%
Estee Lauder Companies Inc. (The), Class A	64,267	12,542,348

Pharmaceuticals — 1.2%
Zoetis Inc.	113,784	15,270,951

Road & Rail — 1.0%
Uber Technologies Inc.(a)	348,914	12,662,089

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices Inc.(a)	318,240	14,957,280
NVIDIA Corp.	90,723	21,449,639
QUALCOMM Inc.	198,191	16,907,674

		53,314,593

Software — 17.0%
Adobe Inc.(a)	68,103	23,913,687
Autodesk Inc.(a)	70,255	13,829,697
Intuit Inc.	57,073	16,002,128
Microsoft Corp.	665,061	113,213,334
salesforce.com Inc.(a)	128,984	23,515,073
ServiceNow Inc.(a)	49,612	16,780,267
Workday Inc., Class A(a)	72,429	13,372,566

		220,626,752

Specialty Retail — 1.8%
O’Reilly Automotive Inc.(a)	27,468	11,154,755
Ross Stores Inc.	110,716	12,421,228

		23,575,983

Textiles, Apparel & Luxury Goods — 2.3%
NIKE Inc., Class B	195,486	18,825,302

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	127,689	$10,594,356

		29,419,658

Total Common Stocks — 99.9% (Cost: $810,124,651)		1,293,164,728

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	33,905,393	33,925,737
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,250,000	1,250,000

		35,175,737

Total Short-Term Investments — 2.7% (Cost: $35,167,670)		35,175,737

Total Investments in Securities — 102.6% (Cost: $845,292,321)		1,328,340,465

Other Assets, Less Liabilities — (2.6)%		(33,949,712)

Net Assets — 100.0%		$1,294,390,753

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,762,205	10,143,188	33,905,393	$33,925,737	$75,146	(b)	$4,394		$4,685
BlackRock Cash Funds: Treasury, SL Agency Shares	1,235,672	14,328	1,250,000	1,250,000	24,274		—		—

				$35,175,737	$99,420		$4,394		$4,685

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Discretionary Index	1	03/20/20	$126	$(1,352)
E-Mini S&P Select Sector Technology Index	5	03/20/20	479	23,156
S&P 500 E-Mini	3	03/20/20	484	(2,320)

				$19,484

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Large-Cap Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,293,164,728	$—	$—	$1,293,164,728
Money Market Funds	35,175,737	—	—	35,175,737

	$1,328,340,465	$—	$—	$1,328,340,465

Derivative financial instruments(a)
Assets
Futures Contracts	$23,156	$—	$—	$23,156
Liabilities
Futures Contracts	(3,672)	—	—	(3,672)

	$19,484	$—	$—	$19,484

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3